Schedule III — Supplementary Insurance Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net loss and loss adjustment expenses	$ (189,087)	$ (157,562)	$ (173,039)
Investment income	40,460	20,947	14,487
General and administrative expenses	(78,927)	(67,243)	(58,228)
Net policy acquisition expenses	(74,976)	(70,199)	(59,622)
Reserve for unpaid loss and loss adjustment expenses	712,098	636,245
Deferred policy acquisition costs, net	65,272	57,941
Gross written premiums	688,678	581,983	537,236
Unearned premiums	443,525	389,860
Net written premiums	497,213	392,825	379,313
Long-tail [Member]
Net loss and loss adjustment expenses	(69,250)	(50,530)	(84,662)
Investment income
General and administrative expenses
Net policy acquisition expenses	31,160	(33,066)	(29,881)
Reserve for unpaid loss and loss adjustment expenses	356,995	321,600
Deferred policy acquisition costs, net	33,386	33,950
Gross written premiums	226,862	233,046	224,717
Unearned premiums	180,410	179,421
Net written premiums	152,962	167,491	168,034
Short-tail [Member]
Net loss and loss adjustment expenses	(93,085)	(89,942)	(72,418)
Investment income
General and administrative expenses
Net policy acquisition expenses	(35,997)	(31,525)	(26,310)
Reserve for unpaid loss and loss adjustment expenses	305,731	274,804
Deferred policy acquisition costs, net	28,984	22,625
Gross written premiums	400,682	317,412	288,425
Unearned premiums	245,500	200,720
Net written premiums	283,117	193,809	187,185
Reinsurance [Member]
Net loss and loss adjustment expenses	(26,752)	(17,090)	(15,959)
Investment income
General and administrative expenses
Net policy acquisition expenses	(7,819)	(5,608)	(3,431)
Reserve for unpaid loss and loss adjustment expenses	49,372	39,841
Deferred policy acquisition costs, net	2,902	1,366
Gross written premiums	61,134	31,525	24,094
Unearned premiums	17,615	9,719
Net written premiums	61,134	31,525	24,094
Corporate and Other [Member]
Net loss and loss adjustment expenses
Investment income	40,460	20,947	14,487
General and administrative expenses	(78,927)	(67,243)	(58,228)
Net policy acquisition expenses
Reserve for unpaid loss and loss adjustment expenses
Deferred policy acquisition costs, net
Gross written premiums
Unearned premiums
Net written premiums